SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2020
Accounting Policies [Abstract]
Schedule of depreciation expense using the straight-line method over the estimated useful lives of the assets

Buildings	30 - 50 years
Machinery	5 - 10 years
Software	3 - 10 years
Vehicles	5 - 10 years
Electronic and other equipment	3 - 10 years

Schedule of estimated useful lives for the intangible assets	The estimated useful lives for the intangible assets are as follows:

Category	Estimated useful life
Patents and copyrights	5 - 10 years

Schedule of cumulative effect of the changes made to the company consolidated balance sheet
The cumulative effect of the changes made to the Company’s consolidated balance sheet as of July 1, 2019 for the adoption of ASU 2016-02 is as follows:

	Balance as of June 30, 2019	Adjustments due to the adoption of ASU 2016-02	Balance as of July 1, 2019

Assets:
Prepaid expenses	644	(347)	297
Operating lease ROU assets	—	6,924	6,924
Prepaid land leases	16,599	—	16,599
Liabilities:
Operating lease liabilities (current)	—	(2,402)	(2,402)
Operating lease liabilities (non-current)	—	(4,175)	(4,175)
The impact of adopting ASU 2016-02 on the Company’s
audited
 consolidated balance sheet as of June 30, 2020 are as follows:

	As reported	Legacy GAAP	Effect of the adoption of ASU 2016-02 Higher/(lower)

Assets:
Prepaid expenses	654	873	(219)
Operating lease ROU assets	6,010	—	6,010
Prepaid land leases	15,742	15,742	—
Liabilities:
Operating lease liabilities (current)	(2,489)	—	(2,489)
Operating lease liabilities (non-current)	(3,302)	—	(3,302)